Organization and Operations - Composition of the group (Details) - m³								12 Months Ended
	Apr. 01, 2019	Nov. 14, 2018	Apr. 26, 2018	Oct. 20, 2017	Jul. 03, 2017	May 03, 2017	Nov. 01, 2016	Dec. 31, 2019
GAS-three Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)								100.00%
Cargo capacity (in cbm)								155,000
GAS-four Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)								100.00%
Cargo capacity (in cbm)								155,000
GAS-five Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)								100.00%
Cargo capacity (in cbm)								155,000
GAS-seven Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)							100.00%	100.00%
Cargo capacity (in cbm)							155,000	155,000
GAS-eight Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)				100.00%				100.00%
Cargo capacity (in cbm)				155,000				155,000
GAS-eleven Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)						100.00%		100.00%
Cargo capacity (in cbm)						174,000		174,000
GAS-twelve Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%							100.00%
Cargo capacity (in cbm)	174,000							174,000
GAS-thirteen Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)					100.00%			100.00%
Cargo capacity (in cbm)					174,000			174,000
GAS-fourteen Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)			100.00%					100.00%
Cargo capacity (in cbm)			174,000					174,000
GAS-sixteen Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)								100.00%
Cargo capacity (in cbm)								145,000
GAS-seventeen Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)								100.00%
Cargo capacity (in cbm)								145,000
GAS-nineteen Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)								100.00%
Cargo capacity (in cbm)								145,000
GAS-twenty Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)								100.00%
Cargo capacity (in cbm)								145,000
GAS-twenty one Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)								100.00%
Cargo capacity (in cbm)								145,000
GAS-twenty seven Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%						100.00%
Cargo capacity (in cbm)		170,000						170,000
GasLog Partners Holdings LLC
Organization and Operations
Ownership interest in subsidiary (in percent)								100.00%